Vessels and Equipment	6 Months Ended
Jun. 30, 2022
Vessels and Equipment
Vessels and Equipment

10) Vessels and Equipment

As of June 30, 2022 and December 31, 2021, Vessels with a book value of $1,559 million and $1,598 million, respectively, are pledged as security for the Partnership’s long-term debt. See Note 12—Long-term debt.

	Vessels &	Accumulated	Accumulated
(U.S. Dollars in thousands)	equipment	depreciation	impairment	Net Vessels
Vessels, December 31, 2020	$2,250,053	$(541,267)	$—	$1,708,786
Additions (1)	14,065	—	—	14,065
Drydock costs	4,235	—	—	4,235
Disposals	(2,641)	2,641	—	—
Depreciation and impairment for the period (2)	—	(99,559)	(29,421)	(128,980)
Vessels, December 31, 2021	$2,265,712	$(638,185)	$(29,421)	$1,598,106
Additions	1,201	—	—	1,201
Drydock costs	11,339	—	—	11,339
Disposals	(14,678)	14,678	—	—
Depreciation and impairment for the period	—	(51,996)	—	(51,996)
Vessels, June 30, 2022	$2,263,573	$(675,503)	$(29,421)	$1,558,650
(1)	During the scheduled second renewal survey drydocking of the Bodil Knutsen a ballast water treatment system was installed on the vessel. A Volatile Organic Compounds (VOC) recovery system was installed on the Bodil Knutsen during the fourth quarter of 2021.
(2)	The carrying value of the Windsor Knutsen was written down to its estimated fair value as of June 30, 2021 see Note 19 - Impairment of long-lived assets.

Drydocking activity as of June 30, 2022 and December 31, 2021 is summarized as follows:

(U.S. Dollars in thousands)	At June 30, 2022	At December 31, 2021
Balance at the beginning of the year	$13,458	$17,106
Costs incurred for dry docking	11,339	4,235
Costs allocated to drydocking as part of acquistion of asset	—	—
Drydock amortization	(3,864)	(7,883)
Balance at period end	$20,933	$13,458